Share-based compensation - Summary of RSUs (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Forfeited RSUs Related To Organizational Restructuring And YYF Transaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, Forfeited during the period		(493,856)
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, Forfeited during the period	2,470,898	1,035,380	131,770
Restricted Stock Units | Group Organizational Restructuring
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, Forfeited during the period	961,990